Trade and other receivables (Tables)	12 Months Ended
Mar. 31, 2019
Trade and other receivables
Schedule of trade and other receivables

	March 31,
	2018	2019
Trade receivables (net of allowance)	3,888,181	4,830,072
Receivable from other related parties (refer to note 42)	56,979	4,280
Refund and other receivable (net of allowance)	14,312	64,334
	3,959,472	4,898,686

Contract Assets (refer to note 8)	17,279	22,584
	17,279	22,584

Total	3,976,751	4,921,270

Schedule of changes in allowance for expected credit loss

	March 31,
	2018	2019
Balance at the beginning of the year	121,839	194,302
Provisions accrued during the year	125,193	304,663
Amount written off during the year	(53,996)	(12,964)
Effect of movement in exchange rate	1,266	253
Balance at the end of the year	194,302	486,254